Financial risk management - interest-bearing financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Obligations under finance leases	$ 66,471	$ 82,633
Debt instruments	352,594	350,270
Other financial liabilities	32,788	49,011
Additional borrowing cost if 1% increase in floating interest rate	1,425	161
Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	141,012	1,003
Obligations under finance leases	66,471	82,633
Debt instruments	352,595	350,270
Other financial liabilities	61,849	99,391
Interest-bearing financial liabilities	$ 621,927	$ 533,297
Percentage of exposure to floating interest rate	31.00%	83.00%
Increase in floating interest rate, Percentage	1.00%
Interest rate risk | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Debt instruments	$ 352,595	$ 350,270
Other financial liabilities	61,849	86,238
Interest-bearing financial liabilities	414,444	436,508
Interest rate risk | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	141,012	1,003
Obligations under finance leases	66,471	82,633
Other financial liabilities		13,153
Interest-bearing financial liabilities	$ 207,483	$ 96,789